UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                 811-5992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:                             February 29, 2008

Date of reporting period:                                 March 1, 2007 – May 31, 2007

Item 1.  Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2007
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Eagle Industry Co., Ltd.	369,000	$3,789,191	$4,652,088	$862,897	2.0
Valves and mechanical seals
Futaba Industrial Co., Ltd.	208,300	4,706,392	5,149,546	443,154	2.2
Exhaust system parts
Nittan Valve Co, Ltd.	344,200	2,944,938	2,739,352	(205,586)	1.1
Engine valves
Tokai Rika Co., Ltd.	140,400	3,458,877	3,643,908	185,031	1.5
Electronic parts
Total Automotive Equipment and Parts		14,899,398	16,184,894	1,285,496	6.8

Banks and Finance
Asset Managers Co., Ltd.	2,587	5,202,357	3,718,328	(1,484,029)	1.6
Real state funds
The Hachijuni Bank, Ltd.	309,000	2,311,888	2,357,693	45,805	1.0
General banking services
Iwai Securities Co., Ltd.	151,300	3,806,363	2,783,557	(1,022,806)	1.2
Financial services
Kansai Urban Banking Corporation	1,057,000	4,435,175	4,114,969	(320,206)	1.7
General banking services
Total Banks and Finance		15,755,783	12,974,547	(2,781,236)	5.5

Chemicals and Pharmaceuticals
Hisamitsu Pharmaceutical Co., Inc.	127,200	3,551,680	3,572,946	21,266	1.5
Salonpas brand pharmaceuticals
Nissan Chemical Industries, Ltd.	279,000	3,371,675	3,024,763	(346,912)	1.3
Chemical producer
Taiyo Ink Mfg. Co., Ltd.	139,600	3,734,109	3,726,336	(7,773)	1.6
Resist inks for printed circuit boards
Total Chemicals and Pharmaceuticals		10,657,464	10,324,045	(333,419)	4.4

Electric
Mirai Co., Ltd.	271,800	2,607,161	3,538,278	931,117	1.5
Plastic molded electric materials
Total Electric		2,607,161	3,538,278	931,117	1.5

Electronics
Daishinku Corp.	405,000	2,454,688	2,411,605	(43,083)	1.0
Monolithic crystal filters
Macnica, Inc.	93,700	2,757,685	2,362,605	(395,080)	1.0
Semiconductors
Meiko Electronics Co., Ltd	114,900	4,917,049	3,737,046	(1,180,003)	1.6
Printed circuit boards
Total Electronics		10,129,422	8,511,256	(1,618,166)	3.6

Food Manufacturing
Ozeki Co., Ltd.	120,600	3,535,682	3,080,498	(455,184)	1.3
Supermarket chain
Total Food Manufacturing		3,535,682	3,080,498	(455,184)	1.3

Information and Software
Sorun Corporation	558,700	4,330,752	4,249,158	(81,594)	1.8
Computer software development
SRA Holdings, Inc.	254,900	3,278,299	3,799,791	521,492	1.6
Business application software
Total Information and Software		7,609,051	8,048,949	439,898	3.4

Machinery and Machine Tools
Disco Corporation	71,900	4,566,437	4,033,321	(533,116)	1.7
Cutting & grinding industrial machinery
Hitachi Construction Machinery Co., Ltd.	81,100	2,072,643	2,710,993	638,350	1.1
Construction machinery
Makino Milling Machine Co., Ltd.	175,000	2,115,266	2,314,073	198,807	1.0
Industrial machinery
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Yamatake Corporation	167,200	$4,043,885	$4,627,851	$583,966	2.0
Industrial automation equipment
Yokohama Rubber Company, Ltd.	589,000	3,507,281	4,247,398	740,117	1.8
Rubber products
Yuken Kogyo Co., Ltd.	626,000	2,226,520	2,318,804	92,284	1.0
Hydraulic equipment
Total Machinery and Machine Tools		18,532,032	20,252,440	1,720,408	8.6

Miscellaneous Manufacturing
Dowa Holdings, Co., Ltd.	346,000	3,392,928	3,333,399	(59,529)	1.4
Various metal-related products
Mani, Inc.	67,200	1,821,924	3,532,340	1,710,416	1.5
Medical goods and equipment
Nichias Corporation	871,000	5,592,440	8,620,221	3,027,781	3.7
Building and construction materials
Tokai Rubber Industries, Ltd.	256,000	3,912,198	4,594,144	681,946	1.9
Rubber and plastic products
Total Miscellaneous Manufacturing		14,719,490	20,080,104	5,360,614	8.5

Real Estate and Warehouse
Daibiru Corporation	272,600	2,509,149	4,408,438	1,899,289	1.9
Leases office buildings, apartments and hotels
Suruga Corporation.	253,800	5,703,228	5,878,329	175,101	2.5
Multi-unit commercial and residential building
Total Real Estate and Warehouse		8,212,377	10,286,767	2,074,390	4.4

Retail
Shimamura Co., Ltd.	28,700	2,826,823	3,085,565	258,742	1.3
Clothing chain
Village Vanguard Co., Ltd.	452	2,484,059	2,535,551	51,492	1.1
Books, cd's, videos and office supplies
Yaoko Co., Ltd.	115,200	2,686,389	2,933,103	246,714	1.2
Supermarkets
Total Retail		7,997,271	8,554,219	556,948	3.6

Services
Aeon Delight Co., Ltd.	172,500	3,874,684	4,462,856	588,172	1.9
Building management
Chintai Corporation	4,002	3,280,253	2,238,398	(1,041,855)	1.0
Real estate information magazines
DTS Corporation	125,800	4,364,217	3,802,259	(561,958)	1.6
System and network engineering
Meiko Network Japan Co., Ltd.	582,200	3,264,355	2,878,604	(385,751)	1.2
Private schools and academic tutoring
Resorttrust, Inc.	103,100	2,388,444	2,345,587	(42,857)	1.0
Timeshare resort hotels
Tempstaff Co., Ltd.	2,729	4,274,438	3,608,632	(665,806)	1.5
Employment and outsourcing
Total Services		21,446,391	19,336,336	(2,110,055)	8.2

Telecommunications
Jupiter Telecommunications Co., Ltd †	7,337	5,543,231	6,086,296	543,065	2.5
Cable television broadcasting
Total Telecommunications		5,543,231	6,086,296	543,065	2.5

Textiles and Apparel
Workman Co., Ltd.	90,900	1,968,253	3,732,906	1,764,653	1.6
Uniforms
Total Textiles and Apparel		1,968,253	3,732,906	1,764,653	1.6

Wholesale
Nagase & Company, Ltd.	318,000	4,037,450	4,113,589	76,139	1.7
Dyestuff
Total Wholesale		4,037,450	4,113,589	76,139	1.7

TOTAL INVESTMENTS IN COMMON STOCKS		$147,650,456	$155,105,124	$7,454,668	65.6

OTHER ASSETS LESS LIABILITIES, NET			81,534,519		34.4

NET ASSETS			$236,639,643		100.0

† Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an exceed of value over tax cost was $ 16,287,796.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 8,833,128.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2007.

Japanese Yen		121.76	=$1.00

Item 2.  Controls and Procedures.

 (a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

 (b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

 (a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:   /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:   June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:   June 29, 2007

By:  /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   June 29, 2007